Financial Information of Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016
Disclosure of subsidiaries [Line Items]
Current Assets		$ 4,545,421	$ 4,775,794	[1]			$ 11,143,350	[1]
Non-current Assets		15,623,569	12,075,678	[1]			10,611,120	[1]
TOTAL ASSETS		20,168,990	16,851,472	[1]			21,754,470	[1]
Current Liabilities		4,934,335	3,822,112	[1]			6,344,177	[1]
Non-Current Liabilities		6,956,148	5,149,621	[1]			3,877,950	[1]
EQUITY	[1]	8,278,507	7,879,739				11,532,343
TOTAL LIABILITIES AND EQUITY		20,168,990	16,851,472	[1]			$ 21,754,470	[1]
Revenues		9,591,590	7,051,459	[1]	$ 7,129,333	[1]
Raw materials and consumables used		(5,985,112)	(3,911,769)	[1]	(4,241,880)	[1]
Operating Income		2,219,399	1,800,020		1,916,511
Income before taxes		1,645,648	1,376,069	[1]	1,954,778	[1]
Income tax expenses, continuing operations		(519,134)	(531,461)	[1]	(799,840)	[1]
NET INCOME	[1]	1,126,514	1,014,871		1,748,056
Other comprehensive income (loss)	[1]	(89,930)	197,139		(1,161,407)
TOTAL COMPREHENSIVE INCOME	[1]	1,036,584	1,212,010		586,649
Raw Materials and Consumables Used		$ 5,985,112	$ 3,911,769	[1]	$ 4,241,880	[1]
Continuing Operations [Member] | Enel Argentina S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 5,657	$ 6,372		$ 2,555
Non-current Assets		275,369	67,352		45,522
TOTAL ASSETS		281,026	73,723		48,077
Current Liabilities		490	4,175		868
EQUITY		280,536	69,548		47,209
TOTAL LIABILITIES AND EQUITY		281,026	73,723		48,077
Gross Operating Income		(651)	(121)		(98)
Operating Income		252,340	(121)		(98)
Financial Results		1,135	867		1,563
Income before taxes		256,836	746		1,465
Income tax expenses, continuing operations		(185)	(212)		(514)
NET INCOME		256,651	534		952
Other comprehensive income (loss)		(45,736)	(14,367)		(15,812)
TOTAL COMPREHENSIVE INCOME		$ 210,915	$ (13,833)		$ (14,861)
Continuing Operations [Member] | Enel Generación Costanera S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 119,110	$ 64,020		$ 38,807
Non-current Assets		204,611	216,261		201,248
TOTAL ASSETS		323,721	280,281		240,055
Current Liabilities		137,870	99,523		143,632
Non-Current Liabilities		142,832	148,582		75,492
EQUITY		43,019	32,175		20,931
TOTAL LIABILITIES AND EQUITY		323,721	280,281		240,055
Revenues		152,399	138,367		154,048
Raw materials and consumables used		(8,612)	(7,702)		(7,023)
Contribution Margin		143,787	130,665		147,025
Gross Operating Income		76,145	73,746		63,546
Operating Income		40,137	48,470		31,116
Financial Results		(27,529)	(33,469)		(38,100)
Income before taxes		13,009	15,303		(6,129)
Income tax expenses, continuing operations		6,625	1,563		4,603
NET INCOME		19,634	16,866		(1,526)
Other comprehensive income (loss)		(8,824)	(6,894)		(7,224)
TOTAL COMPREHENSIVE INCOME		10,810	9,972		(8,750)
Raw Materials and Consumables Used		$ 8,612	$ 7,702		$ 7,023
Continuing Operations [Member] | Inversiones Distrilima S A
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets			$ 26,813		$ 25,693
Non-current Assets			71,595		70,627
TOTAL ASSETS			98,408		96,320
Current Liabilities			106		459
EQUITY			98,303		95,861
TOTAL LIABILITIES AND EQUITY			98,408		96,320
Gross Operating Income		$ (1)	(8)		(8)
Operating Income		(1)	(8)		(8)
Financial Results		484	1,583		1,465
Income before taxes		15,986	21,327		32,080
Income tax expenses, continuing operations		(160)	(441)		(408)
NET INCOME		15,826	20,885		31,672
Other comprehensive income (loss)		2,501	(3,999)		2,003
TOTAL COMPREHENSIVE INCOME		$ 18,327	$ 16,887		$ 33,675
Continuing Operations [Member] | Enel Generacion El Chocon S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 81,241	$ 83,507		$ 62,297
Non-current Assets		297,979	316,261		338,600
TOTAL ASSETS		379,220	399,768		400,897
Current Liabilities		68,075	107,282		100,588
Non-Current Liabilities		84,620	77,218		89,991
EQUITY		226,525	215,267		210,317
TOTAL LIABILITIES AND EQUITY		379,220	399,768		400,897
Revenues		58,459	42,185		61,103
Raw materials and consumables used		(6,837)	(4,796)		(6,987)
Contribution Margin		51,622	37,389		54,116
Gross Operating Income		38,115	26,000		44,020
Operating Income		34,920	22,985		41,254
Financial Results		54,815	48,748		215,833
Income before taxes		91,041	73,083		259,429
Income tax expenses, continuing operations		2,392	(25,191)		(90,189)
NET INCOME		93,433	47,892		169,240
Other comprehensive income (loss)		(39,053)	(55,725)		(68,225)
TOTAL COMPREHENSIVE INCOME		54,380	(7,833)		101,015
Raw Materials and Consumables Used		$ 6,837	$ 4,796		$ 6,987
Continuing Operations [Member] | Enel Trading Argentina S R L
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 23,397
Non-current Assets		188
TOTAL ASSETS		23,585
Current Liabilities		22,479
EQUITY		1,106
TOTAL LIABILITIES AND EQUITY		23,585
Revenues		4,271
Raw materials and consumables used		(583)
Contribution Margin		3,688
Gross Operating Income		(457)
Operating Income		(543)
Financial Results		416
Income before taxes		(127)
Income tax expenses, continuing operations		(307)
NET INCOME		(434)
Other comprehensive income (loss)		(242)
TOTAL COMPREHENSIVE INCOME		(676)
Raw Materials and Consumables Used		$ 583
Continuing Operations [Member] | Grupo Enel Argentina Formerly Named Endesa Argentina
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated
Current Assets		$ 228,046
Non-current Assets		506,432
TOTAL ASSETS		734,478
Current Liabilities		206,678
Non-Current Liabilities		225,111
EQUITY		302,689
TOTAL LIABILITIES AND EQUITY		734,478
Revenues		209,346
Raw materials and consumables used		(15,449)
Contribution Margin		193,897
Gross Operating Income		113,259
Operating Income		74,056
Financial Results		31,581
Income before taxes		112,122
Income tax expenses, continuing operations		7,771
NET INCOME		119,893
Other comprehensive income (loss)		(57,436)
TOTAL COMPREHENSIVE INCOME		62,457
Raw Materials and Consumables Used		$ 15,449
Continuing Operations [Member] | Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 327,288	$ 289,865		$ 243,492
Non-current Assets		2,696,892	2,712,409		2,539,635
TOTAL ASSETS		3,024,180	3,002,274		2,783,127
Current Liabilities		399,751	422,919		492,475
Non-Current Liabilities		1,335,485	1,418,040		1,170,423
EQUITY		1,288,944	1,161,315		1,120,228
TOTAL LIABILITIES AND EQUITY		3,024,180	3,002,274		2,783,127
Revenues		1,159,789	1,163,428		1,189,486
Raw materials and consumables used		(396,303)	(437,977)		(491,309)
Contribution Margin		763,486	725,452		698,177
Gross Operating Income		682,009	653,176		629,357
Operating Income		610,958	555,783		569,456
Financial Results		(119,198)	(146,729)		(60,900)
Income before taxes		492,089	409,125		508,387
Income tax expenses, continuing operations		(191,743)	(159,720)		(184,738)
NET INCOME		300,346	249,405		323,649
Other comprehensive income (loss)		(1,000)	10,928		(139,378)
TOTAL COMPREHENSIVE INCOME		299,346	260,332		184,271
Raw Materials and Consumables Used		$ 396,303	$ 437,977		$ 491,309
Continuing Operations [Member] | Enel Generación Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 114,507
Non-current Assets		204,939
TOTAL ASSETS		319,446
Current Liabilities		71,632
Non-Current Liabilities		61,310
EQUITY		186,504
TOTAL LIABILITIES AND EQUITY		319,446
Revenues		261,358
Raw materials and consumables used		(146,668)
Contribution Margin		114,690
Gross Operating Income		103,174
Operating Income		88,737
Financial Results		(804)
Income before taxes		87,933
Income tax expenses, continuing operations		(29,488)
NET INCOME		58,445
Other comprehensive income (loss)		(8,669)
TOTAL COMPREHENSIVE INCOME		49,776
Raw Materials and Consumables Used		$ 146,668
Continuing Operations [Member] | Generandes Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets			$ 1,098		$ 2,740
Non-current Assets			321,417		317,070
TOTAL ASSETS			322,514		319,809
Current Liabilities			83		1,921
EQUITY			322,431		317,888
TOTAL LIABILITIES AND EQUITY			322,514		319,809
Revenues			2
Contribution Margin			2
Gross Operating Income		$ (12)	(26)		(49)
Operating Income		(12)	(26)		(49)
Financial Results		15	287		263
Income before taxes		12,955	24,106		64,294
Income tax expenses, continuing operations		4	(75)		(76)
NET INCOME		12,959	24,031		64,218
Other comprehensive income (loss)		9,705	(14,335)		7,470
TOTAL COMPREHENSIVE INCOME		$ 22,664	$ 9,696		$ 71,688
Continuing Operations [Member] | EGP Cachoeira Dourada S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 231,833	$ 136,712
Non-current Assets		129,520	132,381
TOTAL ASSETS		361,353	269,093
Current Liabilities		221,039	117,359
Non-Current Liabilities		1,443	1,381
EQUITY		138,871	150,352
TOTAL LIABILITIES AND EQUITY		361,353	269,093
Revenues		503,093	288,156
Raw materials and consumables used		(372,087)	(150,561)
Contribution Margin		131,006	137,595
Gross Operating Income		115,811	125,785
Operating Income		107,414	118,233
Financial Results		520	6,490
Income before taxes		107,935	124,723
Income tax expenses, continuing operations		(37,023)	(42,655)
NET INCOME		70,912	82,068
Other comprehensive income (loss)		(9,035)	19,723
TOTAL COMPREHENSIVE INCOME		61,877	101,790
Raw Materials and Consumables Used		$ 372,087	$ 150,561
Continuing Operations [Member] | Enel Green Power Proyectos I Volta Grande
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 27,586
Non-current Assets		416,760
TOTAL ASSETS		444,346
Current Liabilities		5,170
Non-Current Liabilities		261,883
EQUITY		177,293
TOTAL LIABILITIES AND EQUITY		444,346
Revenues		8,546
Raw materials and consumables used		(759)
Contribution Margin		7,787
Gross Operating Income		7,473
Operating Income		7,473
Financial Results		(753)
Income before taxes		6,720
Income tax expenses, continuing operations		(1,027)
NET INCOME		5,693
Other comprehensive income (loss)		(5,667)
TOTAL COMPREHENSIVE INCOME		26
Raw Materials and Consumables Used		$ 759
Continuing Operations [Member] | Chinango S A C [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 7,621	$ 34,081		$ 10,769
Non-current Assets		144,813	142,768		158,680
TOTAL ASSETS		152,434	176,849		169,449
Current Liabilities		16,351	15,970		11,785
Non-Current Liabilities		25,269	50,882		57,201
EQUITY		110,814	109,997		100,463
TOTAL LIABILITIES AND EQUITY		152,434	176,849		169,449
Revenues		52,094	54,697		59,744
Raw materials and consumables used		(14,169)	(14,387)		(12,579)
Contribution Margin		37,925	40,311		47,165
Gross Operating Income		31,518	33,488		40,141
Operating Income		27,203	28,950		35,275
Financial Results		(448)	(820)		(1,616)
Income before taxes		26,755	39,595		33,660
Income tax expenses, continuing operations		(7,705)	(13,619)		(10,428)
NET INCOME		19,050	25,975		23,232
Other comprehensive income (loss)		3,775	(3,513)		(1,082)
TOTAL COMPREHENSIVE INCOME		22,825	22,463		22,150
Raw Materials and Consumables Used		$ 14,169	$ 14,387		$ 12,579
Continuing Operations [Member] | Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 386,459	$ 271,399		$ 155,074
Non-current Assets		3,395,350	1,304,479		1,036,948
TOTAL ASSETS		3,781,809	1,575,879		1,192,022
Current Liabilities		201,292	95,966		72,253
Non-Current Liabilities		392,169	11,988		22,332
EQUITY		3,188,348	1,467,924		1,097,437
TOTAL LIABILITIES AND EQUITY		3,781,809	1,575,879		1,192,022
Raw materials and consumables used		(256)	(9)
Contribution Margin		(256)	(9)
Gross Operating Income		(44,430)	(39,824)		(32,533)
Operating Income		(44,561)	(44,859)		(32,713)
Financial Results		18,874	68,352		40,996
Income before taxes		182,137	149,406		187,842
Income tax expenses, continuing operations		(894)	11,146		(13,684)
NET INCOME		181,243	160,552		174,158
Other comprehensive income (loss)		(97,449)	178,487		(297,606)
TOTAL COMPREHENSIVE INCOME		83,794	339,039		$ (123,448)
Raw Materials and Consumables Used		$ 256	$ 9
Continuing Operations [Member] | Enel Cien S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 65,440	$ 58,663
Non-current Assets		273,718	293,459
TOTAL ASSETS		339,158	352,122
Current Liabilities		12,165	65,338
Non-Current Liabilities		60,455	39,623
EQUITY		266,538	247,161
TOTAL LIABILITIES AND EQUITY		339,158	352,122
Revenues		88,727	77,941
Raw materials and consumables used		(2,654)	(2,959)
Contribution Margin		86,073	74,981
Gross Operating Income		75,234	66,545
Operating Income		58,479	50,787
Financial Results		9,371	(8,095)
Income before taxes		67,850	42,692
Income tax expenses, continuing operations		(23,180)	(14,583)
NET INCOME		44,670	28,108
Other comprehensive income (loss)		(6,945)	29,453
TOTAL COMPREHENSIVE INCOME		37,725	57,562
Raw Materials and Consumables Used		$ 2,654	$ 2,959
Continuing Operations [Member] | Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 12,373
Non-current Assets		1,466
TOTAL ASSETS		13,839
Current Liabilities		20,856
Non-Current Liabilities		27,122
EQUITY		(34,139)
TOTAL LIABILITIES AND EQUITY		13,839
Revenues		1,378
Contribution Margin		1,378
Gross Operating Income		513
Operating Income		348
Financial Results		(12,955)
Income before taxes		(12,606)
Income tax expenses, continuing operations		(50)
NET INCOME		(12,656)
Other comprehensive income (loss)		6,385
TOTAL COMPREHENSIVE INCOME		$ (6,271)
Continuing Operations [Member] | Enel Distribución Ceará [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 568,437
Non-current Assets		1,209,306
TOTAL ASSETS		1,777,743
Current Liabilities		546,763
Non-Current Liabilities		388,085
EQUITY		842,895
TOTAL LIABILITIES AND EQUITY		1,777,743
Revenues		1,453,275
Raw materials and consumables used		(1,022,360)
Contribution Margin		430,915
Gross Operating Income		262,901
Operating Income		191,446
Financial Results		(24,074)
Income before taxes		167,693
Income tax expenses, continuing operations		(30,373)
NET INCOME		137,320
Other comprehensive income (loss)		(22,054)
TOTAL COMPREHENSIVE INCOME		115,266
Raw Materials and Consumables Used		$ 1,022,360
Continuing Operations [Member] | Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 15,560	$ 17,227		$ 19,636
Non-current Assets		789	1,015		1,316
TOTAL ASSETS		16,349	18,241		20,952
Current Liabilities		19,603	15,002		15,322
Non-Current Liabilities		26,531	26,891		25,200
EQUITY		(29,785)	(23,652)		(19,569)
TOTAL LIABILITIES AND EQUITY		16,349	18,241		20,952
Revenues		1,465	1,570		2,511
Contribution Margin		1,465	1,570		2,511
Gross Operating Income		881	986		1,408
Operating Income		753	841		1,177
Financial Results		(12,405)	(9,233)		(26,851)
Income before taxes		(11,651)	(8,392)		(25,663)
Income tax expenses, continuing operations					(1,525)
NET INCOME		(11,651)	(8,392)		(27,188)
Other comprehensive income (loss)		5,543	5,499		6,414
TOTAL COMPREHENSIVE INCOME		$ (6,108)	$ (2,893)		$ (20,774)
Continuing Operations [Member] | Enel Distribución Río S.A. (ex – Ampla) (Distribution) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 723,616	$ 531,919
Non-current Assets		2,145,932	1,952,235
TOTAL ASSETS		2,869,548	2,484,154
Current Liabilities		831,455	641,593
Non-Current Liabilities		1,006,034	1,128,351
EQUITY		1,032,059	714,210
TOTAL LIABILITIES AND EQUITY		2,869,548	2,484,154
Revenues		1,661,756	1,313,724
Raw materials and consumables used		(1,206,285)	(903,880)
Contribution Margin		455,471	409,844
Gross Operating Income		241,314	174,022
Operating Income		109,275	40,585
Financial Results		(153,947)	(129,209)
Income before taxes		(44,041)	(90,146)
Income tax expenses, continuing operations		13,330	26,620
NET INCOME		(30,711)	(63,526)
Other comprehensive income (loss)		(28,186)	90,351
TOTAL COMPREHENSIVE INCOME		(58,897)	26,825
Raw Materials and Consumables Used		$ 1,206,285	$ 903,880
Continuing Operations [Member] | Celg Distribuicao SA [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 666,468
Non-current Assets		2,365,423
TOTAL ASSETS		3,031,891
Current Liabilities		664,476
Non-Current Liabilities		1,305,858
EQUITY		1,061,557
TOTAL LIABILITIES AND EQUITY		3,031,891
Revenues		1,536,277
Raw materials and consumables used		(1,133,252)
Contribution Margin		403,025
Gross Operating Income		144,544
Operating Income		41,504
Financial Results		(72,334)
Income before taxes		(30,826)
Income tax expenses, continuing operations		40,895
NET INCOME		10,069
Other comprehensive income (loss)		(16,279)
TOTAL COMPREHENSIVE INCOME		(6,210)
Raw Materials and Consumables Used		$ 1,133,252
Continuing Operations [Member] | Enel Soluciones S A Formerly Named E N Brasil Comercio Servicios S A
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 10,809
Non-current Assets		6,425
TOTAL ASSETS		17,234
Current Liabilities		4,924
Non-Current Liabilities		634
EQUITY		11,676
TOTAL LIABILITIES AND EQUITY		17,234
Revenues		18,399
Raw materials and consumables used		(9,826)
Contribution Margin		8,573
Gross Operating Income		798
Operating Income		183
Financial Results		(910)
Income before taxes		(726)
Income tax expenses, continuing operations		1,095
NET INCOME		369
Other comprehensive income (loss)		(471)
TOTAL COMPREHENSIVE INCOME		(102)
Raw Materials and Consumables Used		$ 9,826
Continuing Operations [Member] | Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 402,852	$ 411,321		$ 292,263
Non-current Assets		1,668,741	1,493,800		1,185,065
TOTAL ASSETS		2,071,593	1,905,121		1,477,328
Current Liabilities		547,780	548,849		348,865
Non-Current Liabilities		636,505	510,364		397,010
EQUITY		887,308	845,909		731,453
TOTAL LIABILITIES AND EQUITY		2,071,593	1,905,121		1,477,328
Revenues		1,542,994	1,387,098		1,350,930
Raw materials and consumables used		(872,528)	(795,079)		(764,569)
Contribution Margin		670,466	592,019		586,361
Gross Operating Income		520,930	464,379		450,800
Operating Income		411,666	374,945		359,835
Financial Results		(55,757)	(52,379)		(41,942)
Income before taxes		356,055	315,669		317,697
Income tax expenses, continuing operations		(144,932)	(135,935)		(129,650)
NET INCOME		211,123	179,734		188,047
Other comprehensive income (loss)		1,953	(131)		(94,209)
TOTAL COMPREHENSIVE INCOME		213,076	179,603		93,838
Raw Materials and Consumables Used		$ 872,528	$ 795,079		$ 764,569
Continuing Operations [Member] | Inversora Codensa S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 1	$ 1		$ 1
TOTAL ASSETS		1	1		1
EQUITY		1	1		1
TOTAL LIABILITIES AND EQUITY		$ 1	$ 1		$ 1
Continuing Operations [Member] | Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate		Separate
Current Assets		$ 396,740	$ 378,242		$ 269,575
Non-current Assets		830,423	666,194		624,384
TOTAL ASSETS		1,227,163	1,044,436		893,959
Current Liabilities		919,538	742,583		607,793
Non-Current Liabilities		298,111	299,166		246,376
EQUITY		9,514	2,687		39,790
TOTAL LIABILITIES AND EQUITY		1,227,163	1,044,436		893,959
Revenues		1,276,849	991,979		927,655
Raw materials and consumables used		(740,418)	(453,123)		(240,392)
Contribution Margin		536,431	538,856		687,263
Gross Operating Income		157,730	173,500		182,209
Operating Income		150,952	142,843		158,506
Financial Results		(176,791)	(163,671)		(6,022)
Income before taxes		(25,712)	(20,771)		152,710
Income tax expenses, continuing operations		36,981	(10,370)		(708)
NET INCOME		11,269	(31,141)		152,002
Other comprehensive income (loss)		(4,442)	(8,380)		(12,626)
TOTAL COMPREHENSIVE INCOME		6,827	(39,521)		139,376
Raw Materials and Consumables Used		$ 740,418	$ 453,123		$ 240,392
Continuing Operations [Member] | Enel Peru S A C
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 11,481
Non-current Assets		1,448,680
TOTAL ASSETS		1,460,161
Current Liabilities		76,002
Non-Current Liabilities		10,912
EQUITY		1,373,247
TOTAL LIABILITIES AND EQUITY		1,460,161
Gross Operating Income		(2,269)
Operating Income		(2,271)
Financial Results		(123)
Income before taxes		29,500
NET INCOME		29,500
Other comprehensive income (loss)		7,964
TOTAL COMPREHENSIVE INCOME		$ 37,464
Continuing Operations [Member] | Enel Generacion Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 330,595	$ 261,485
Non-current Assets		980,250	970,275
TOTAL ASSETS		1,310,845	1,231,759
Current Liabilities		175,026	195,194
Non-Current Liabilities		249,370	261,198
EQUITY		886,449	775,367
TOTAL LIABILITIES AND EQUITY		1,310,845	1,231,759
Revenues		595,379	538,018
Raw materials and consumables used		(299,959)	(298,284)
Contribution Margin		295,420	239,734
Gross Operating Income		240,666	164,309
Operating Income		174,623	107,145
Financial Results		(7,835)	(6,493)
Income before taxes		189,052	134,037
Income tax expenses, continuing operations		(52,740)	(70,132)
NET INCOME		136,312	63,905
Other comprehensive income (loss)		28,646	(33,312)
TOTAL COMPREHENSIVE INCOME		164,958	30,593
Raw Materials and Consumables Used		$ 299,959	$ 298,284
Continuing Operations [Member] | Grupo Dock Sud, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated	Consolidated		Consolidated
Current Assets		$ 63,803	$ 48,286		$ 65,792
Non-current Assets		147,504	159,109		177,690
TOTAL ASSETS		211,307	207,395		243,482
Current Liabilities		50,858	42,865		36,240
Non-Current Liabilities		33,693	54,573		94,774
EQUITY		126,756	109,956		112,467
TOTAL LIABILITIES AND EQUITY		211,307	207,395		243,482
Revenues		88,071	129,002		106,861
Raw materials and consumables used		(12,070)	(79,115)		(66,084)
Contribution Margin		76,001	49,887		40,777
Gross Operating Income		55,486	36,293		22,616
Operating Income		39,097	19,316		5,055
Financial Results		24,711	11,333		82,128
Income before taxes		63,907	30,674		87,412
Income tax expenses, continuing operations		(17,212)	(10,709)		(27,650)
NET INCOME		46,695	19,965		59,762
Other comprehensive income (loss)		(23,122)	(29,312)		(36,897)
TOTAL COMPREHENSIVE INCOME		23,573	(9,347)		22,865
Raw Materials and Consumables Used		$ 12,070	$ 79,115		$ 66,084
Continuing Operations [Member] | Enel Generacion Piura S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 80,426
Non-current Assets		189,558
TOTAL ASSETS		269,984
Current Liabilities		53,974
Non-Current Liabilities		86,622
EQUITY		129,388
TOTAL LIABILITIES AND EQUITY		269,984
Revenues		87,519
Raw materials and consumables used		(37,928)
Contribution Margin		49,591
Gross Operating Income		39,492
Operating Income		26,869
Financial Results		(1,293)
Income before taxes		25,581
Income tax expenses, continuing operations		(8,075)
NET INCOME		17,506
Other comprehensive income (loss)		4,618
TOTAL COMPREHENSIVE INCOME		22,124
Raw Materials and Consumables Used		$ 37,928
Continuing Operations [Member] | Enel Distribucion Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 169,384	$ 190,383
Non-current Assets		1,156,086	1,045,207
TOTAL ASSETS		1,325,470	1,235,589
Current Liabilities		299,001	294,325
Non-Current Liabilities		440,185	442,113
EQUITY		586,284	499,152
TOTAL LIABILITIES AND EQUITY		1,325,470	1,235,589
Revenues		884,291	874,119
Raw materials and consumables used		(583,785)	(590,819)
Contribution Margin		300,506	283,300
Gross Operating Income		230,065	213,269
Operating Income		174,257	166,057
Financial Results		(24,278)	(24,648)
Income before taxes		151,284	141,442
Income tax expenses, continuing operations		(46,154)	(49,021)
NET INCOME		105,130	92,420
Other comprehensive income (loss)		13,416	(20,003)
TOTAL COMPREHENSIVE INCOME		118,546	72,418
Raw Materials and Consumables Used		$ 583,785	$ 590,819
Continuing Operations [Member] | Grupo Distrilima [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated	Consolidated		Consolidated
Current Assets			$ 197,936		$ 163,867
Non-current Assets			1,045,207		951,698
TOTAL ASSETS			1,243,143		1,115,565
Current Liabilities			275,170		271,123
Non-Current Liabilities			442,113		379,948
EQUITY			525,859		464,494
TOTAL LIABILITIES AND EQUITY			1,243,143		1,115,565
Revenues		$ 303,228	874,119		858,466
Raw materials and consumables used		(204,910)	(590,819)		(578,905)
Contribution Margin		98,318	283,300		279,561
Gross Operating Income		76,389	213,261		211,350
Operating Income		58,184	166,049		164,500
Financial Results		(7,357)	(23,065)		(24,153)
Income before taxes		51,465	143,017		141,267
Income tax expenses, continuing operations		(15,874)	(49,463)		(43,060)
NET INCOME		35,591	93,554		98,208
Other comprehensive income (loss)		17,636	(21,198)		11,226
TOTAL COMPREHENSIVE INCOME		53,227	72,357		109,433
Raw Materials and Consumables Used		$ 204,910	$ 590,819		$ 578,905
Continuing Operations [Member] | Grupo Enel Brasil [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated	Consolidated		Consolidated
Current Assets		$ 2,505,682	$ 1,377,303		$ 1,121,018
Non-current Assets		6,810,297	3,685,719		2,808,058
TOTAL ASSETS		9,315,979	5,063,023		3,929,076
Current Liabilities		2,157,412	1,235,334		920,576
Non-Current Liabilities		3,398,528	1,207,825		1,020,906
EQUITY		3,760,039	2,619,863		1,987,593
TOTAL LIABILITIES AND EQUITY		9,315,979	5,063,023		3,929,076
Revenues		5,174,413	2,811,032		3,079,973
Raw materials and consumables used		(3,540,939)	(1,688,731)		(2,116,848)
Contribution Margin		1,633,474	1,122,301		963,125
Gross Operating Income		908,152	652,275		554,995
Operating Income		560,994	396,574		364,143
Financial Results		(250,488)	(101,824)		(55,891)
Income before taxes		311,459	293,506		297,940
Income tax expenses, continuing operations		(66,715)	(70,272)		(117,174)
NET INCOME		244,744	223,234		180,766
Other comprehensive income (loss)		(76,845)	332,372		(565,945)
TOTAL COMPREHENSIVE INCOME		167,899	555,606		(385,180)
Raw Materials and Consumables Used		$ 3,540,939	$ 1,688,731		$ 2,116,848
Continuing Operations [Member] | Grupo Electrica Cabo Blanco S A C
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated
Revenues		$ 29,653
Raw materials and consumables used		(12,030)
Contribution Margin		17,623
Gross Operating Income		14,433
Operating Income		11,699
Financial Results		1,127
Income before taxes		11,167
Income tax expenses, continuing operations		(2,840)
NET INCOME		8,327
Other comprehensive income (loss)		4,832
TOTAL COMPREHENSIVE INCOME		13,159
Raw Materials and Consumables Used		$ 12,030
Continuing Operations [Member] | Grupo Generandes Peru [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated			Consolidated
Current Assets					$ 169,043
Non-current Assets					1,138,343
TOTAL ASSETS					1,307,386
Current Liabilities					178,188
Non-Current Liabilities					323,077
EQUITY					806,121
TOTAL LIABILITIES AND EQUITY					1,307,386
Revenues		$ 197,769			584,156
Raw materials and consumables used		(93,827)			(230,707)
Contribution Margin		103,942			353,449
Gross Operating Income		84,435			291,111
Operating Income		64,530			213,310
Financial Results		(4,006)			(15,496)
Income before taxes		62,197			203,634
Income tax expenses, continuing operations		(18,304)			(58,448)
NET INCOME		43,893			145,186
Other comprehensive income (loss)		31,813			(13,948)
TOTAL COMPREHENSIVE INCOME		75,706			131,238
Raw Materials and Consumables Used		$ 93,827			$ 230,707
Continuing Operations [Member] | Grupo Enel Peru
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated
Current Assets		$ 458,175
Non-current Assets		2,477,110
TOTAL ASSETS		2,935,285
Current Liabilities		487,028
Non-Current Liabilities		812,357
EQUITY		1,635,900
TOTAL LIABILITIES AND EQUITY		2,935,285
Revenues		949,802
Raw materials and consumables used		(487,661)
Contribution Margin		462,141
Gross Operating Income		363,132
Operating Income		265,430
Financial Results		(23,071)
Income before taxes		249,116
Income tax expenses, continuing operations		(76,548)
NET INCOME		172,568
Other comprehensive income (loss)		(21,614)
TOTAL COMPREHENSIVE INCOME		150,954
Raw Materials and Consumables Used		$ 487,661
Continuing Operations [Member] | Chilectra Américas S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Gross Operating Income			$ (2,575)
Operating Income			(2,575)
Financial Results			2,350
Income before taxes			16,623
Income tax expenses, continuing operations			(192)
NET INCOME			16,431
Other comprehensive income (loss)			74,224
TOTAL COMPREHENSIVE INCOME			$ 90,656
Continuing Operations [Member] | Endesa Américas S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Revenues			$ 2
Contribution Margin			2
Gross Operating Income			(10,134)
Operating Income			(10,134)
Financial Results			2,213
Income before taxes			90,965
Income tax expenses, continuing operations			(74)
NET INCOME			90,891
Other comprehensive income (loss)			(7)
TOTAL COMPREHENSIVE INCOME			$ 90,884
Continuing Operations [Member] | Central Generadora Termoelectrica Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate		Separate
Current Assets			$ 69,443		$ 51,849
Non-current Assets			201,866		161,092
TOTAL ASSETS			271,309		212,941
Current Liabilities			61,492		50,336
Non-Current Liabilities			1,103		899
EQUITY			208,714		161,706
TOTAL LIABILITIES AND EQUITY			271,309		212,941
Revenues			238,213		242,935
Raw materials and consumables used			(143,920)		(169,890)
Contribution Margin			94,293		73,045
Gross Operating Income			81,487		61,928
Operating Income			73,157		53,256
Financial Results			839		4,957
Income before taxes			73,995		58,213
Income tax expenses, continuing operations			(26,869)		(20,314)
NET INCOME			47,126		37,899
Other comprehensive income (loss)			27,117		(39,912)
TOTAL COMPREHENSIVE INCOME			74,243		(2,013)
Raw Materials and Consumables Used			$ 143,920		$ 169,890
Continuing Operations [Member] | Enel Distribucion Ceara Formerly Coelce S A
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 482,880
Non-current Assets			1,048,701
TOTAL ASSETS			1,531,581
Current Liabilities			419,383
Non-Current Liabilities			340,877
EQUITY			771,321
TOTAL LIABILITIES AND EQUITY			1,531,581
Revenues			1,201,906
Raw materials and consumables used			(802,341)
Contribution Margin			399,565
Gross Operating Income			244,744
Operating Income			159,771
Financial Results			(21,213)
Income before taxes			138,836
Income tax expenses, continuing operations			(23,975)
NET INCOME			114,861
Other comprehensive income (loss)			89,729
TOTAL COMPREHENSIVE INCOME			204,589
Raw Materials and Consumables Used			$ 802,341
Continuing Operations [Member] | Enel Solucoes S A Formerly Named E N Brasil Comercio Servicios S A
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate		Separate
Current Assets			$ 6,136		$ 3,765
Non-current Assets			4,945		2,040
TOTAL ASSETS			11,080		5,805
Current Liabilities			12,476		4,554
EQUITY			(1,395)		1,251
TOTAL LIABILITIES AND EQUITY			11,080		5,805
Revenues			9,744		8,559
Raw materials and consumables used			(6,030)		(4,646)
Contribution Margin			3,714		3,913
Gross Operating Income			(2,095)		(938)
Operating Income			(2,371)		(1,195)
Financial Results			(438)		209
Income before taxes			(2,809)		(986)
Income tax expenses, continuing operations			54		(1,124)
NET INCOME			(2,755)		(2,110)
Other comprehensive income (loss)			33		(249)
TOTAL COMPREHENSIVE INCOME			(2,722)		(2,359)
Raw Materials and Consumables Used			$ 6,030		$ 4,646
Continuing Operations [Member] | Generalima S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate		Separate
Current Assets			$ 8,716		$ 8,023
Non-current Assets			58,327		71,072
TOTAL ASSETS			67,043		79,095
Current Liabilities			33,257		28,625
Non-Current Liabilities			9,849		11,477
EQUITY			23,937		38,992
TOTAL LIABILITIES AND EQUITY			67,043		79,095
Revenues			1
Contribution Margin			1
Gross Operating Income			(13,718)		(573)
Operating Income			(13,720)		(575)
Financial Results			(1,967)		(3,411)
Income before taxes			(15,687)		(630)
Income tax expenses, continuing operations					(436)
NET INCOME			(15,687)		(1,066)
Other comprehensive income (loss)			(1,739)		1,112
TOTAL COMPREHENSIVE INCOME			$ (17,426)		$ 46
Continuing Operations [Member] | Enel Trading Argentina S.R.L (formerly named Endesa Cemsa S.A..) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate		Separate
Current Assets			$ 25,704		$ 32,323
Non-current Assets			192		128
TOTAL ASSETS			25,896		32,452
Current Liabilities			24,114		29,709
EQUITY			1,782		2,742
TOTAL LIABILITIES AND EQUITY			25,896		32,452
Revenues			3,224		3,467
Raw materials and consumables used			(347)		(1,555)
Contribution Margin			2,877		1,912
Gross Operating Income			(268)		(1,843)
Operating Income			(397)		(1,918)
Financial Results			49		1,371
Income before taxes			(319)		(547)
Income tax expenses, continuing operations			(173)		(2,240)
NET INCOME			(492)		(2,786)
Other comprehensive income (loss)			(635)		(957)
TOTAL COMPREHENSIVE INCOME			(1,127)		(3,743)
Raw Materials and Consumables Used			$ 347		$ 1,555
Continuing Operations [Member] | Electrica Cabo Blanco, S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated		Consolidated
Current Assets			$ 97,063		$ 76,543
Non-current Assets			165,037		115,206
TOTAL ASSETS			262,100		191,750
Current Liabilities			51,201		27,926
Non-Current Liabilities			89,795		67,373
EQUITY			121,104		96,451
TOTAL LIABILITIES AND EQUITY			262,100		191,750
Revenues			97,309		88,730
Raw materials and consumables used			(42,312)		(39,902)
Contribution Margin			54,997		48,829
Gross Operating Income			44,378		35,387
Operating Income			36,174		26,979
Financial Results			(2,444)		(8,791)
Income before taxes			33,726		18,350
Income tax expenses, continuing operations			(10,440)		(6,364)
NET INCOME			23,287		11,986
Other comprehensive income (loss)			(4,496)		1,100
TOTAL COMPREHENSIVE INCOME			18,791		13,086
Raw Materials and Consumables Used			$ 42,312		$ 39,902
Continuing Operations [Member] | Grupo Endesa Americas
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Current Assets			$ 739,600
Non-current Assets			5,274,797
TOTAL ASSETS			6,014,397
Current Liabilities			844,423
Non-Current Liabilities			1,953,633
EQUITY			3,216,341
TOTAL LIABILITIES AND EQUITY			6,014,397
Revenues			1,582,909
Raw materials and consumables used			(619,201)
Contribution Margin			963,708
Gross Operating Income			771,871
Operating Income			611,033
Financial Results			(146,233)
Income before taxes			569,842
Income tax expenses, continuing operations			(206,257)
NET INCOME			363,584
Other comprehensive income (loss)			198,867
TOTAL COMPREHENSIVE INCOME			562,452
Raw Materials and Consumables Used			$ 619,201
Continuing Operations [Member] | Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 138,174
Non-current Assets					951,698
TOTAL ASSETS					1,089,872
Current Liabilities					270,665
Non-Current Liabilities					379,948
EQUITY					439,259
TOTAL LIABILITIES AND EQUITY					1,089,872
Revenues					858,466
Raw materials and consumables used					(578,905)
Contribution Margin					279,561
Gross Operating Income					211,358
Operating Income					164,508
Financial Results					(25,618)
Income before taxes					139,810
Income tax expenses, continuing operations					(42,652)
NET INCOME					97,158
Other comprehensive income (loss)					10,504
TOTAL COMPREHENSIVE INCOME					107,663
Raw Materials and Consumables Used					$ 578,905
Continuing Operations [Member] | Enel Generacin Peru S A [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 156,896
Non-current Assets					1,019,483
TOTAL ASSETS					1,176,379
Current Liabilities					165,843
Non-Current Liabilities					265,876
EQUITY					744,660
TOTAL LIABILITIES AND EQUITY					1,176,379
Revenues					525,059
Raw materials and consumables used					(218,776)
Contribution Margin					306,284
Gross Operating Income					251,020
Operating Income					178,084
Financial Results					(14,144)
Income before taxes					187,183
Income tax expenses, continuing operations					(47,944)
NET INCOME					139,239
Other comprehensive income (loss)					6,200
TOTAL COMPREHENSIVE INCOME					145,439
Raw Materials and Consumables Used					$ 218,776
Continuing Operations [Member] | EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 61,230
Non-current Assets					109,703
TOTAL ASSETS					170,933
Current Liabilities					46,900
Non-Current Liabilities					4,747
EQUITY					119,287
TOTAL LIABILITIES AND EQUITY					170,933
Revenues					139,853
Raw materials and consumables used					(26,570)
Contribution Margin					113,283
Gross Operating Income					102,298
Operating Income					94,657
Financial Results					5,369
Income before taxes					100,025
Income tax expenses, continuing operations					(34,396)
NET INCOME					65,629
Other comprehensive income (loss)					(20,389)
TOTAL COMPREHENSIVE INCOME					45,240
Raw Materials and Consumables Used					$ 26,570
Continuing Operations [Member] | Enel Cien S.A. (formerly named Compania de Interconexion Energetica S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 41,272
Non-current Assets					260,548
TOTAL ASSETS					301,821
Current Liabilities					80,600
Non-Current Liabilities					42,485
EQUITY					178,736
TOTAL LIABILITIES AND EQUITY					301,821
Revenues					84,822
Raw materials and consumables used					(4,774)
Contribution Margin					80,048
Gross Operating Income					68,965
Operating Income					52,419
Financial Results					23,766
Income before taxes					76,185
Income tax expenses, continuing operations					(26,557)
NET INCOME					49,628
Other comprehensive income (loss)					(42,157)
TOTAL COMPREHENSIVE INCOME					7,472
Raw Materials and Consumables Used					$ 4,774
Continuing Operations [Member] | Enel Distribución Ceará S.A. (formerly Coelce)
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 376,730
Non-current Assets					801,741
TOTAL ASSETS					1,178,471
Current Liabilities					309,125
Non-Current Liabilities					315,200
EQUITY					554,146
TOTAL LIABILITIES AND EQUITY					1,178,471
Revenues					1,237,470
Raw materials and consumables used					(888,469)
Contribution Margin					349,002
Gross Operating Income					208,403
Operating Income					154,132
Financial Results					(19,323)
Income before taxes					129,848
Income tax expenses, continuing operations					(19,852)
NET INCOME					109,997
Other comprehensive income (loss)					(148,202)
TOTAL COMPREHENSIVE INCOME					(38,206)
Raw Materials and Consumables Used					$ 888,469
Continuing Operations [Member] | Enel Distribución Río S.A. (formerly Ampla Energía S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 543,263
Non-current Assets					1,431,419
TOTAL ASSETS					1,974,682
Current Liabilities					469,297
Non-Current Liabilities					857,423
EQUITY					647,961
TOTAL LIABILITIES AND EQUITY					1,974,682
Revenues					1,568,145
Raw materials and consumables used					(1,229,096)
Contribution Margin					339,049
Gross Operating Income					143,099
Operating Income					40,358
Financial Results					(54,892)
Income before taxes					(19,897)
Income tax expenses, continuing operations					3,280
NET INCOME					(16,616)
Other comprehensive income (loss)					(212,333)
TOTAL COMPREHENSIVE INCOME					(228,949)
Raw Materials and Consumables Used					$ 1,229,096
Continuing Operations [Member] | Grupo Enel Argentina
Disclosure of subsidiaries [Line Items]
Financial Statements					Consolidated
Current Assets					$ 103,285
Non-current Assets					542,924
TOTAL ASSETS					646,209
Current Liabilities					244,541
Non-Current Liabilities					163,281
EQUITY					238,387
TOTAL LIABILITIES AND EQUITY					646,209
Revenues					214,444
Raw materials and consumables used					(14,010)
Contribution Margin					200,434
Gross Operating Income					107,428
Operating Income					72,233
Financial Results					178,996
Income before taxes					253,172
Income tax expenses, continuing operations					(86,156)
NET INCOME					167,016
Other comprehensive income (loss)					(77,851)
TOTAL COMPREHENSIVE INCOME					89,165
Raw Materials and Consumables Used					$ 14,010
Discontinued operations [member] | Enel Distribucion Chile S A
Disclosure of subsidiaries [Line Items]
Financial Statements					Consolidated
Current Assets					$ 1,076,186
Non-current Assets					1,079,673
TOTAL ASSETS					2,155,859
Current Liabilities					511,879
Non-Current Liabilities					77,209
EQUITY					1,566,770
TOTAL LIABILITIES AND EQUITY					2,155,859
Revenues					1,921,052
Raw materials and consumables used					(1,502,548)
Contribution Margin					418,505
Gross Operating Income					282,743
Operating Income					228,030
Financial Results					19,351
Income before taxes					269,782
Income tax expenses, continuing operations					(56,446)
NET INCOME					288,297
Other comprehensive income (loss)					(169,881)
TOTAL COMPREHENSIVE INCOME					118,416
Raw Materials and Consumables Used					$ 1,502,548
Discontinued operations [member] | Grupo Servicios Informaticos e Inmobiliarios Ltda. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Consolidated
Current Assets					$ 77,188
Non-current Assets					16,280
TOTAL ASSETS					93,468
Current Liabilities					7,867
Non-Current Liabilities					1,838
EQUITY					83,763
TOTAL LIABILITIES AND EQUITY					93,468
Revenues					13,228
Contribution Margin					13,228
Gross Operating Income					(608)
Operating Income					(782)
Financial Results					3,452
Income before taxes					9,228
Income tax expenses, continuing operations					(1,169)
NET INCOME					8,060
Other comprehensive income (loss)					(117)
TOTAL COMPREHENSIVE INCOME					$ 7,943
Discontinued operations [member] | Enel Generación Chile S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 793,374
Non-current Assets					5,071,475
TOTAL ASSETS					5,864,849
Current Liabilities					1,137,656
Non-Current Liabilities					1,446,557
EQUITY					3,280,635
TOTAL LIABILITIES AND EQUITY					5,864,849
Revenues					2,150,303
Raw materials and consumables used					(1,621,341)
Contribution Margin					528,962
Gross Operating Income					344,015
Operating Income					219,394
Financial Results					(192,962)
Income before taxes					376,130
Income tax expenses, continuing operations					(50,151)
NET INCOME					325,979
Other comprehensive income (loss)					(140,636)
TOTAL COMPREHENSIVE INCOME					185,343
Raw Materials and Consumables Used					$ 1,621,341
Discontinued operations [member] | Empresa Electrica Pehuenche S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 89,762
Non-current Assets					283,551
TOTAL ASSETS					373,313
Current Liabilities					91,276
Non-Current Liabilities					73,185
EQUITY					208,852
TOTAL LIABILITIES AND EQUITY					373,313
Revenues					295,077
Raw materials and consumables used					(43,638)
Contribution Margin					251,439
Gross Operating Income					243,229
Operating Income					230,049
Financial Results					3,130
Income before taxes					233,179
Income tax expenses, continuing operations					(52,921)
NET INCOME					180,258
Other comprehensive income (loss)					51
TOTAL COMPREHENSIVE INCOME					180,309
Raw Materials and Consumables Used					$ 43,638
Discontinued operations [member] | Compania Electrica Tarapaca S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements					Separate
Current Assets					$ 116,700
Non-current Assets					717,128
TOTAL ASSETS					833,828
Current Liabilities					162,130
Non-Current Liabilities					62,492
EQUITY					609,205
TOTAL LIABILITIES AND EQUITY					833,828
Revenues					352,603
Raw materials and consumables used					(213,157)
Contribution Margin					139,446
Gross Operating Income					112,516
Operating Income					98,221
Financial Results					37,152
Income before taxes					134,933
Income tax expenses, continuing operations					(27,614)
NET INCOME					107,318
Other comprehensive income (loss)					(1)
TOTAL COMPREHENSIVE INCOME					107,317
Raw Materials and Consumables Used					$ 213,157
Discontinued operations [member] | Grupo Enel Generación Chile [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Consolidated
Current Assets					$ 6,213,475
Non-current Assets					4,036,004
TOTAL ASSETS					10,249,479
Current Liabilities					3,559,586
Non-Current Liabilities					1,699,624
EQUITY					4,990,270
TOTAL LIABILITIES AND EQUITY					10,249,479
Revenues					2,358,006
Raw materials and consumables used					(1,345,468)
Contribution Margin					1,012,539
Gross Operating Income					789,450
Operating Income					613,736
Financial Results					(174,508)
Income before taxes					458,962
Income tax expenses, continuing operations					(117,084)
NET INCOME					969,927
Other comprehensive income (loss)					(530,890)
TOTAL COMPREHENSIVE INCOME					439,037
Raw Materials and Consumables Used					$ 1,345,468
Discontinued operations [member] | Grupo Inversiones GasAtacama Holding Ltda. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements					Consolidated
Current Assets					$ 345,635
Non-current Assets					291,816
TOTAL ASSETS					637,451
Current Liabilities					33,864
Non-Current Liabilities					70,350
EQUITY					533,238
TOTAL LIABILITIES AND EQUITY					637,451
Revenues					279,536
Raw materials and consumables used					(168,518)
Contribution Margin					111,018
Gross Operating Income					88,503
Operating Income					70,811
Financial Results					15,739
Income before taxes					86,543
Income tax expenses, continuing operations					(15,953)
NET INCOME					70,589
Other comprehensive income (loss)					(4,674)
TOTAL COMPREHENSIVE INCOME					65,916
Raw Materials and Consumables Used					$ 168,518

[1]	As Restated